Related Party Transactions and Balances (Details) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 25, 2014 Dalian Jin Gang Group USD ($)	Sep. 25, 2014 Dalian Jin Gang Group CNY	Dec. 31, 2014 Dalian Jin Gang Group USD ($)	Dec. 31, 2013 Dalian Jin Gang Group USD ($)	Dec. 31, 2012 Dalian Jin Gang Group USD ($)	Apr. 08, 2013 Sino Bioway item	Aug. 12, 2010 Sino Bioway item	Dec. 31, 2014 Sino Bioway USD ($)	Dec. 31, 2013 Sino Bioway USD ($)	Dec. 31, 2012 Sino Bioway USD ($)	Dec. 31, 2014 Sino Bioway CNY	Dec. 31, 2013 Sino Bioway CNY	Aug. 12, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory USD ($) item	Dec. 31, 2004 Sino Bioway Two operating lease agreements, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway Before amendment, one operating lease agreement, production plant and laboratory CNY	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory USD ($)	Aug. 12, 2010 Sino Bioway After amendment, one operating lease agreement, production plant and laboratory CNY	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory USD ($)	Jun. 30, 2007 Sino Bioway Operating lease agreement, expansion of production plant and laboratory CNY	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion USD ($)	Sep. 30, 2010 Sino Bioway Operating lease agreement, R&D expansion CNY
Related Party Transactions and Balances
Loan - current	$ 2,595	$ 3,324
Interest rate on loan from related party (as a percent)						7.20%
Interest expense	221	237	231			221	237	231
Amount of interest payable included in loan from a non-controlling shareholder						16	20
Repayment of loan to related party				649	4,000		0	0
Expense payable to related party											869	847	823
Number of operating lease agreements entered with related party																	2	2
Operating lease, annual rent																	220	1,400	81	500	220	1,400	332	2,000	164	1,000
Term of lease																20 years							20 years	20 years	5 years	5 years
Number of lease agreements amended										1
Number of supplemental agreements entered into with the related party									3
Number of operating lease agreements for which expiration date is extended									4
Prepaid lease payments included in current and long-term prepaid expenses											$ 389	$ 306		2,400	1,900